Shareholder Fees - FidelitySystematicMunicipalBondIndexETF-PRO	Dec. 27, 2024 USD ($)
FidelitySystematicMunicipalBondIndexETF-PRO | Fidelity Systematic Municipal Bond Index ETF
Shareholder Fees:
(fees paid directly from your investment)	none